PATENTS AND LICENSES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PATENTS AND LICENSES

Cost
Balance, January 1, 2022	$996,461
Additions	62,475
Balance, December 31, 2022	1,058,936
Additions	79,111
Balance, December 31, 2023	1,138,047
Additions	196,997
Balance, December 31, 2024	1,335,044

Accumulated Amortization
Balance, January 1, 2022	467,985
Amortization	80,246
Balance, December 31, 2022	548,231
Amortization	87,761
Balance, December 31, 2023	635,992
Amortization	92,344
Balance, December 31, 2024	728,336

Carrying Amounts

At December 31, 2022	$510,705
At December 31, 2023	$502,055
At December 31, 2024	$606,708